Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 14, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	BERKLEY W R CORP
Entity Central Index Key	0000011544
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,265,618,080
Entity Common Stock, Shares Outstanding		141,049,573

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Net premiums written	$ 3,850,926	$ 3,730,095	$ 4,033,899
Change in net unearned premiums	(15,344)	75,754	255,681
Net premiums earned	3,835,582	3,805,849	4,289,580
Net investment income	538,698	552,561	537,033
Losses from investment funds	(8,173)	(173,553)	(3,553)
Insurance service fees	85,405	93,245	102,856
Net investment gains (losses):
Net realized gains on investment sales	65,786	104,453	76,619
Other-than-temporary impairments	(9,205)	(151,727)	(433,550)
Portion of impairments reclassified to other comprehensive income		8,866
Net investment gains (losses)	56,581	(38,408)	(356,931)
Revenues from wholly-owned investees	214,454	189,347	137,280
Other income	1,522	2,137	2,543
Total revenues	4,724,069	4,431,178	4,708,808
OPERATING COSTS AND EXPENSES:
Losses and loss expenses	2,309,867	2,336,707	2,688,661
Other operating costs and expenses	1,496,362	1,440,838	1,475,165
Expenses from wholly-owned investees	207,566	183,414	134,037
Interest expense	106,969	87,989	84,623
Total operating costs and expenses	4,120,764	4,048,948	4,382,486
Income before income taxes	603,305	382,230	326,322
Income tax expense	(153,739)	(73,150)	(44,919)
Net income before noncontrolling interests	449,566	309,080	281,403
Noncontrolling interests	(279)	(23)	(262)
Net income to common stockholders	$ 449,287	$ 309,057	$ 281,141
NET INCOME PER SHARE:
Basic	$ 3.02	$ 1.93	$ 1.68
Diluted	$ 2.9	$ 1.86	$ 1.62

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Investments:
Fixed maturity securities	$ 11,209,154	$ 11,299,197
Equity securities available for sale	561,053	401,367
Arbitrage trading account	359,192	465,783
Investment in arbitrage funds	60,660	83,420
Investment funds	451,751	418,880
Loans receivable	353,583	381,591
Total investments	12,995,393	13,050,238
Cash and cash equivalents	642,952	515,430
Premiums and fees receivable	1,087,208	1,047,976
Due from reinsurers	1,070,256	972,820
Accrued investment income	138,384	130,524
Prepaid reinsurance premiums	215,816	211,054
Deferred policy acquisition costs	405,942	391,360
Real estate, furniture and equipment	254,720	246,605
Deferred federal and foreign income taxes	65,492	190,450
Goodwill	90,581	90,581
Trading account receivable from brokers and clearing organizations	339,235	310,042
Current, federal and foreign income taxes	23,605	0
Other assets	198,963	171,516
Total assets	17,528,547	17,328,596
Liabilities:
Reserves for losses and loss expenses	9,016,549	9,071,671
Unearned premiums	1,953,721	1,928,428
Due to reinsurers	215,723	208,045
Trading account securities sold but not yet purchased	53,494	143,885
Other liabilities	836,001	779,347
Junior subordinated debentures	242,784	249,793
Senior notes and other debt	1,500,419	1,345,481
Total liabilities	13,818,691	13,726,650
Equity:
Preferred stock, par value $.10 per share: Authorized 5,000,000 shares; issued and outstanding - none	0	0
Common stock, par value $.20 per share: Authorized 500,000,000 shares, issued and outstanding, net of treasury shares, 141,009,834 and 156,552,355 shares	47,024	47,024
Additional paid-in capital	935,099	926,359
Retained earnings	4,194,684	3,785,187
Accumulated other comprehensive income	276,563	163,207
Treasury stock, at cost, 94,108,084 and 78,565,563 shares	(1,750,494)	(1,325,710)
Total common stockholders' equity	3,702,876	3,596,067
Noncontrolling interests	6,980	5,879
Total equity	3,709,856	3,601,946
Total liabilities and equity	$ 17,528,547	$ 17,328,596

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Equity:
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.2	$ 0.2
Common stock, authorized	500,000,000	500,000,000
Common stock, shares issued	141,009,834	156,552,355
Common stock, shares outstanding	141,009,834	156,552,355
Treasury stock, at cost	94,108,084	78,565,563

Consolidated Statements of Stockholders Equity (USD $) In Thousands	COMMON STOCK	ADDITIONAL PAID IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	Unrealized investment gains (losses)	Currency translation adjustments	Net pension asset	TREASURY STOCK	NONCONTROLLING INTERESTS	Total
Beginning of period at Dec. 31, 2007	$ 47,024	$ 907,016	$ 3,271,355		$ 52,497	$ 18,060	$ (17,356)	$ (686,228)	$ 35,496
Stock options exercised and restricted units issued including tax benefit		(10,520)
Restricted stock units expensed		23,239
Stock issued		292						799
Net income to common stockholders			281,141						262	281,403
Dividends			(37,965)
Unrealized gain (losses) on securities not other-than-temporarily impaired					(194,713)
Net change in period						(90,535)				(90,535)
Net change in period							3,088			3,088
Stock exercised/vested		214						32,195
Stock repurchased								(553,284)
Change in subsidiary shares from noncontrolling interest									(30,126)
Other comprehensive income (loss), net of tax									(271)	(282,431)
End of period at Dec. 31, 2008	47,024	920,241	3,514,531	(228,959)	(142,216)	(72,475)	(14,268)	(1,206,518)	5,361
Stock options exercised and restricted units issued including tax benefit		(17,665)
Restricted stock units expensed		23,649
Stock issued		122						630
Net income to common stockholders			309,057						23	309,080
Dividends			(38,401)
Unrealized gain (losses) on securities not other-than-temporarily impaired					365,136
Unrealized losses on other-than-temporarily impaired securities					(3,526)
Net change in period						32,104				32,104
Net change in period							(1,548)			(1,548)
Stock exercised/vested		12						27,322
Stock repurchased								(147,144)
Change in subsidiary shares from noncontrolling interest									474
Other comprehensive income (loss), net of tax									21	392,187
End of period at Dec. 31, 2009	47,024	926,359	3,785,187	163,207	219,394	(40,371)	(15,816)	(1,325,710)	5,879	3,601,946
Stock options exercised and restricted units issued including tax benefit		(17,042)
Restricted stock units expensed		25,584
Stock issued		198						536
Net income to common stockholders			449,287						279	449,566
Dividends			(39,790)
Unrealized gain (losses) on securities not other-than-temporarily impaired					114,468
Unrealized losses on other-than-temporarily impaired securities					885
Net change in period						(2,117)				(2,117)
Net change in period							120			120
Stock exercised/vested								45,687
Stock repurchased								(471,007)
Change in subsidiary shares from noncontrolling interest									814
Other comprehensive income (loss), net of tax									8	113,364
End of period at Dec. 31, 2010		$ 935,099	$ 4,194,684	$ 276,563	$ 334,747	$ (42,488)	$ (15,696)	$ (1,750,494)	$ 6,980	$ 3,709,856

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income before noncontrolling interests	$ 449,566	$ 309,080	$ 281,403
Other comprehensive income (loss):
Change in unrealized foreign exchange gains (losses)	(2,117)	32,104	(90,535)
Unrealized holding gains (losses) on investment securities arising during the period, net of taxes	152,235	336,757	(426,942)
Reclassification adjustment for net investment gains (losses) included in net income, net of taxes	(36,874)	24,874	231,958
Change in unrecognized pension obligation, net of taxes	120	(1,548)	3,088
Other comprehensive income (loss)	113,364	392,187	(282,431)
Comprehensive income (loss)	562,930	701,267	(1,028)
Comprehensive income (loss) to the noncontrolling interest	(287)	(44)	9
Comprehensive income (loss) to common shareholders	$ 562,643	$ 701,223	$ (1,019)

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FROM OPERATING ACTIVITIES:
Net income to common stockholders	$ 449,287	$ 309,057	$ 281,141
Adjustments to reconcile net income to net cash from operating activities:
Net investment (gains) losses	(56,581)	38,408	356,931
Depreciation and amortization	82,867	78,875	83,953
Noncontrolling interests	279	23	262
Investment funds	26,640	176,670	8,550
Stock incentive plans	27,407	24,465	24,139
Change in:
Securities trading account	106,591	(346,298)	182,301
Investment in arbitrage funds	22,760	(9,985)	137,305
Trading account receivable from brokers and clearing organizations	(29,193)	(181,159)	281,043
Trading account securities sold but not yet purchased	(90,391)	120,835	(44,089)
Premiums and fees receivable	(41,167)	17,159	117,128
Due from reinsurers	(40,888)	(36,279)	(35,760)
Accrued investment income	(7,913)	(7,509)	11,103
Prepaid reinsurance premiums	17,988	(24,167)	(8,744)
Deferred policy acquisition costs	(15,272)	6,181	53,332
Deferred income taxes	63,866	(52,536)	(57,321)
Other assets	(30,797)	774	36,227
Reserves for losses and loss expenses	(103,745)	41,923	416,235
Unearned premiums	3,414	(57,261)	(238,557)
Due to reinsurers	7,940	86,456	21,645
Other liabilities	58,224	130,422	(73,864)
Net cash from operating activities	451,316	316,054	1,552,960
Proceeds from sales, excluding trading account:
Fixed maturity securities	1,554,906	2,436,258	1,006,604
Equity securities	137,990	188,646	62,254
Distributions from investment funds	47,045	18,639	184,621
Proceeds from maturities and prepayments of fixed maturity securities	1,374,378	1,214,157	997,171
Cost of purchases, excluding trading account:
Fixed maturity securities	(2,755,449)	(4,869,368)	(2,230,222)
Equity securities	(193,914)	(67,309)	(172,306)
Contributions to investment funds	(101,024)	(105,650)	(148,039)
Change in loans receivable	23,317	(11,363)	(48,524)
Net additions to real estate, furniture and equipment	(49,605)	(30,455)	(78,947)
Change in balances due to (from) security brokers	(297)	144,023	(138,281)
Payment for business purchased, net of cash acquired		(33,812)	(48,895)
Net cash from (used in) investing activities	37,347	(1,116,234)	(614,564)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Net proceeds from issuance of debt	309,030	333,589
Bank deposits received	6,222	17,213	17,795
Advances from (repayments to) federal home loan bank	(8,800)	4,165	6,325
Net proceeds from stock options exercised	17,730	5,426	14,806
Repayment of senior notes, other debt and junior suboridinated debentures	(162,685)	(11,165)	(102,123)
Cash dividends to common stockholders	(49,348)	(28,843)	(46,978)
Purchase of common treasury shares	(471,007)	(147,144)	(553,284)
Other net	(217)	144	168
Net cash from (used in) financing activities	(359,075)	173,385	(663,291)
Net impact on cash due to change in foreign exchange rates	(2,066)	7,390	(92,133)
Net increase (decrease) in cash and cash equivalents	127,522	(619,405)	182,972
Cash and cash equivalents at beginning of year	515,430	1,134,835	951,863
Cash and cash equivalents at end of year	$ 642,952	$ 515,430	$ 1,134,835

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(1)	Summary of Significant Accounting Policies

(A)	Principles of consolidation and basis of presentation

The consolidated financial statements, which include the accounts of W. R. Berkley Corporation and its subsidiaries (the “Company”), have been prepared on the basis of U.S. generally accepted accounting principles (“GAAP”). All significant intercompany transactions and balances have been eliminated. Reclassifications have been made in the 2009 and 2008 financial statements to conform to the presentation of the 2010 financial statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the revenues and expenses reflected during the reporting period. The most significant items on our balance sheet that involve a greater degree of accounting estimates that are subject to change in the future are the valuation of investments, other than temporary impairments, loss and loss adjustment expense reserves and premium estimates. Actual results could differ from those estimates.

(B)	Revenue recognition

Insurance premiums are recognized as written at the inception of the policy. Reinsurance premiums are estimated based upon information received from ceding companies, and subsequent differences from such estimates are recorded in the period they are determined. Insurance and reinsurance premiums are primarily earned on a pro rata basis over the policy term. Fees for services are earned over the period that the services are provided.

Audit premiums are recognized when they are reliably determinable. The accrual for earned but unbilled audit premiums decreased net premiums written and premiums earned by  $7 million,  $23 million and  $28 million in 2010, 2009 and 2008, respectively.

Revenues from wholly-owned investees are derived from services provided to the general aviation market, including fuel and line service, aircraft sales and maintenance, avionics and engineering services and parts fabrication. Revenue is recognized upon delivery of aircraft, delivery of fuel, shipment of parts and upon completion of services.

(C)	Cash and cash equivalents

Cash equivalents consist of funds invested in money market accounts and investments with an effective maturity of three months or less when purchased.

(D)	Investments

Fixed maturity securities classified as available for sale are carried at estimated fair value, with unrealized gains and losses, net of applicable income taxes, excluded from earnings and reported as a component of comprehensive income and a separate component of stockholders’ equity. Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Investment income from fixed maturity securities is recognized based on the constant effective yield method. Premiums and discounts on mortgage-backed securities are adjusted for the effects of actual and anticipated prepayments on a retrospective basis.

Equity securities classified as available for sale are carried at estimated fair value, with unrealized gains and losses, net of applicable income taxes, excluded from earnings and reported as a component of comprehensive income and a separate component of stockholders’ equity.

Equity securities that the Company purchased with the intent to sell in the near-term are classified as trading account securities and are reported at estimated fair value. Realized and unrealized gains and losses from trading activity are reported as net investment income. The trading account includes direct investments in arbitrage securities and investments in arbitrage-related funds. Short sales and short call options are presented as trading securities sold but not yet purchased. Unsettled trades and the net margin balances held by the clearing broker are presented as a trading account receivable from brokers and clearing organizations.

Investment funds are carried under the equity method of accounting. The Company reports its share of the income or loss from such investments as income (losses) from investment funds. The Company’s share of the earnings or losses of investment funds is generally reported on a one-quarter lag in order to facilitate the timely completion of the Company’s consolidated financial statements.

Loans receivable represent commercial real estate mortgage loans and bank loans and are carried at amortized cost. The Company monitors the performance of its loans receivable, including current market conditions for each loan and the ability to collect principal and interest. For loans where the Company determines it is probable that the contractual terms will not be met, a valuation allowance equal to the difference between the carrying value of the loan and the estimated fair value of the underlying collateral is established, with a corresponding charge to earnings.

Fair value is generally determined based on quoted market prices. For publicly traded securities for which quoted prices are unavailable, the Company determines fair value based on independent broker quotations and other observable market data. For securities traded only in private negotiations, the Company determines fair value based primarily on the cost of such securities, which is adjusted to reflect prices of recent placements of securities of the same issuer, financial data, projections and business developments of the issuer and other relevant information.

Realized gains or losses represent the difference between the cost of securities sold and the proceeds realized upon sale. The Company uses primarily the first-in, first-out method to determine the cost of securities sold.

The cost of securities is adjusted where appropriate to include a provision for a decline in value which is considered to be other than temporary. An other than temporary decline is considered to occur in investments where there has been a sustained reduction in fair value and where the Company does not expect to recover the cost basis of the investment prior to the time of sale or maturity. Since equity securities do not have a contractual cash flow or a maturity, the Company considers whether the price of an equity security is expected to recover within a reasonable period of time.

For fixed maturity securities that the Company intends to sell or, more likely than not, would be required to sell, a decline in value below amortized cost is considered to be an other-than-temporary impairment (“OTTI”). The amount of OTTI is equal to the difference between amortized cost and fair value at the balance sheet date. For fixed maturity securities that the Company does not intend to sell or believes that it is more likely than not it would not be required to sell, a decline in value below amortized cost is considered to be an OTTI if the Company does not expect to recover the entire amortized cost basis of a security (i.e., the present value of cash flows expected to be collected is less than the amortized cost basis of the security). The portion of the decline in value considered to be a credit loss (i.e., the difference between the present value of cash flows expected to be collected and the amortized cost basis of the security) is recognized in earnings. The portion of the decline in value not considered to be a credit loss (i.e., the difference in the present value of cash flows expected to be collected and the fair value of the security) is recognized in other comprehensive income.

Impairment assessments for structured securities, including mortgage-backed securities and asset-backed securities, collateralized debt obligations and corporate debt, are generally evaluated based on the performance of the underlying collateral under various economic and default scenarios that may involve subjective judgments and estimates by management. Modeling these securities involves various factors, such as projected default rates, the nature and realizable value of the collateral, if any, the ability of the issuer to make scheduled payments, historical performance and other relevant economic and performance factors. If an OTTI determination is made, a discounted cash flow analysis is used to ascertain the amount of the credit impairment.

(E)	Per share data

The Company presents both basic and diluted net income per share (“EPS”) amounts. Basic EPS is calculated by dividing net income by weighted average number of common shares outstanding during the year. Diluted EPS is based upon the weighted average number of common and common equivalent shares outstanding during the year and is calculated using the treasury stock method for stock incentive plans. Common equivalent shares are excluded from the computation in periods in which they have an anti-dilutive effect. Stock options for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on EPS and, accordingly, are excluded from the calculation.

(F)	Deferred policy acquisition costs

Acquisition costs (primarily commissions and premium taxes) incurred in writing insurance and reinsurance business are deferred and amortized ratably over the terms of the related contracts. Ceding commissions received on reinsurance contracts are netted against acquisition costs and are recognized ratably over the life of the contract. Deferred policy acquisition costs are presented net of unearned ceding commissions and are limited to the amounts estimated to be recoverable from the applicable unearned premiums and the related anticipated investment income after giving effect to anticipated losses, loss adjustment expenses and expenses necessary to maintain the contracts in force.

(G)	Reserves for losses and loss expenses

Reserves for losses and loss expenses are an accumulation of amounts determined on the basis of (1) evaluation of claims for business written directly by the Company; (2) estimates received from other companies for reinsurance assumed by the Company; and (3) estimates for losses incurred but not reported (based on Company and industry experience). These estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the statements of income in the period in which they are determined. The Company discounts its reserves for excess and assumed workers’ compensation claims using a risk-free or statutory rate. (See Note 12 of Notes to Consolidated Financial Statements.)

(H)	Reinsurance ceded

The unearned portion of premiums ceded to reinsurers is reported as prepaid reinsurance premiums and earned ratably over the policy term. The estimated amounts of reinsurance recoverable on unpaid losses are reported as due from reinsurers. To the extent any reinsurer does not meet its obligations under reinsurance agreements, the Company must discharge its liability. Amounts due from reinsurers are reflected net of funds held where the right of offset is present. The Company has provided reserves for estimated uncollectible reinsurance.

(I)	Deposit accounting

Contracts that do not meet the risk transfer requirements of GAAP are accounted for using the deposit accounting method. Under this method, an asset or liability is recognized at the inception of the contract based on consideration paid or received. The amount of the deposit asset or liability is adjusted at subsequent reporting dates using the interest method with a corresponding credit or charge to interest income or expense. Deposit liabilities for assumed reinsurance contracts were  $95 million and  $27 million at December 31, 2010 and 2009, respectively.

(J)	Federal and foreign income taxes

The Company files a consolidated income tax return in the U.S. and foreign tax returns in each of the countries in which it has its overseas operations. The Company’s method of accounting for income taxes is the asset and liability method. Under this method, deferred tax assets and liabilities are measured using tax rates currently in effect or expected to apply in the years in which those temporary differences are expected to reverse. Interest and penalties, if any, are reported as income tax expense. The Company believes there are no tax positions that would require disclosure under GAAP. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

(K)	Foreign currency

Gains and losses resulting from foreign currency transactions (transactions denominated in a currency other than the entity’s functional currency) are reported on the statements of income as other operating costs and expenses. Unrealized gains or losses resulting from translating the results of non-U.S. dollar denominated operations are reported in accumulated other comprehensive income. Revenues and expenses denominated in currencies other than U.S. dollars are translated at the weighted average exchange rate during the year. Assets and liabilities are translated at the rate of exchange in effect at the balance sheet date.

(L)	Real estate, furniture and equipment

Real estate, furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated using the estimated useful lives of the respective assets. Depreciation expense was  $41 million,  $46 million and  $38 million for 2010, 2009 and 2008, respectively.

(M)	Comprehensive income (loss)

Comprehensive income (loss) encompasses all changes in stockholders’ equity (except those arising from transactions with stockholders) and includes net income, net unrealized holding gains or losses on available for sale securities, unrealized foreign currency translation adjustments and changes in unrecognized pension obligations.

(N)	Goodwill and other intangible assets

Goodwill and other intangibles assets are tested for impairment on an annual basis and at interim periods where circumstances require. The Company’s impairment test as of December 31, 2010 indicated that there were no impairment losses related to goodwill and other intangible assets. Intangible assets of  $31 million are included in other assets as of December 31, 2010 and 2009.

(O)	Stock options

The costs resulting from all share-based payment transactions with employees are recognized in the consolidated financial statements using a fair-value-based measurement method.

(P)	Statements of cash flows

Interest payments were  $103 million,  $80 million and  $84 million in 2010, 2009 and 2008, respectively. Income taxes paid were  $123 million,  $16 million and  $182 million in 2010, 2009 and 2008, respectively. Other non-cash items include acquisitions and dispositions, unrealized investment gains and losses and pension expense. (See Note 2, Note 9 and Note 24 of Notes to Consolidated Financial Statements.)

(Q)	Recent accounting pronouncements

In December 2009, the Financial Accounting Standards Board (“FASB”) issued guidance that: (i) eliminates the concept of qualifying “special-purpose entity” (“SPE”); (ii) alters the requirement for transferring assets off of the reporting company’s balance sheet; (iii) requires additional disclosure about a transferor’s involvement in transferred assets; and (iv) eliminates special treatment of guaranteed mortgage securitizations. This guidance was effective as of January 1, 2010. The adoption of this guidance did not have a material impact on our financial condition or results of operations.

In December 2009, the FASB issued guidance requiring the reporting entity to perform a qualitative analysis that results in a variable interest entity (“VIE”) being consolidated if the reporting entity: (i) has the power to direct activities of the VIE that significantly impact the VIE’s financial performance; and (ii) has an obligation to absorb losses or receive benefits that may be significant to the VIE. This guidance further requires enhanced disclosures, including disclosure of significant judgments and assumptions as to whether a VIE must be consolidated, and how involvement with a VIE affects the company’s financial statements. This guidance was effective as of January 1, 2010. The adoption of this guidance did not have a material impact on our financial condition or results of operations.

In January 2010, the FASB issued guidance that requires additional disclosures regarding fair value measurements. The guidance requires entities to disclose the amounts and reasons for significant transfers between Level 1 and Level 2 of the fair value hierarchy, the reasons for any transfers in or out of Level 3 and separate information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements. Portions of the guidance are effective for interim and annual reporting periods beginning after December 15, 2009, which we adopted effective January 1, 2010, and the remaining guidance is effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of this remaining guidance will expand the disclosures related to fair value measurements in the notes to the Company’s consolidated financial statements.

In July 2010, the FASB issued guidance that requires additional disclosures regarding allowances for credit losses and the credit quality of financing receivables. Portions of the guidance are effective and were adopted by us on December 31, 2010, and the remaining guidance is effective in 2011. The adoption of this remaining guidance is not expected to have a material impact on our financial condition or results of operations.

In October 2010, the FASB issued guidance regarding the treatment of costs associated with acquiring or renewing insurance contracts. This guidance modifies the definition of the types of costs that can be capitalized and specifies that the costs must be based on successful efforts that is acquiring a new contract or renewing a contract. This guidance is effective for periods beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on our financial condition or results of operations.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

(2)	Acquisitions

In 2009, the Company acquired a company in the aviation business for  $35 million. In 2008, the Company acquired another company in the aviation business and the remaining 20% minority interest in W. R. Berkley Insurance (Europe), Limited for a total cost of  $55 million.

The following table summarizes the estimated fair value of net assets acquired and liabilities assumed at the date of acquisition.

	2009	2008
	(Dollars in thousands)

Cash and cash equivalents	$1,773	$6,112
Real estate, furniture and equipment	1,777	16,541
Deferred federal income taxes	—	(4,815)
Intangible assets	—	3,658
Goodwill	—	6,229
Other assets	40,382	3,696

Total assets acquired	43,932	31,421

Reserve for losses and loss expenses	—	(1,570)
Other liabilities	8,355	8,428

Total liabilities assumed	8,355	6,858

Noncontrolling interests	(8)	(30,444)

Net assets acquired	$35,585	$55,007

The weighted average useful life of the intangible assets acquired in 2008 was 10 years. This 2008 goodwill is not deductible for tax purposes.

Investments in Fixed Maturity Securities	12 Months Ended
Dec. 31, 2010
Investments in Fixed Maturity Securities [Abstract]
Investments in Fixed Maturity Securities

(3)  Investments in Fixed Maturity Securities

At December 31, 2010 and 2009, investments in fixed maturity securities were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Carrying
	Cost	Gains	Losses	Value	Value
	(Dollars in thousands)

December 31, 2010
Held to maturity:
State and municipal	$71,998	$3,440	$(1,129)	$74,309	$71,998
Residential mortgage-backed securities	39,002	3,667	—	42,669	39,002
Corporate	4,995	185	—	5,180	4,995

Total held to maturity	115,995	7,292	(1,129)	122,158	115,995

Available for sale:
U.S. government and government agency	1,289,669	58,658	(452)	1,347,875	1,347,875
State and municipal	5,302,513	203,221	(44,288)	5,461,446	5,461,446
Mortgage-backed securities:
Residential(1)	1,319,289	52,165	(13,278)	1,358,176	1,358,176
Commercial	57,057	2,207	(5,594)	53,670	53,670
Corporate	2,307,987	102,306	(30,031)	2,380,262	2,380,262
Foreign	460,683	31,283	(236)	491,730	491,730

Total available for sale	10,737,198	449,840	(93,879)	11,093,159	11,093,159

Total investment in fixed maturity securities	$10,853,193	$457,132	$(95,008)	$11,215,317	$11,209,154

December 31, 2009
Held to maturity:
State and municipal	$70,847	$6,778	$(739)	$76,886	$70,847
Residential mortgage-backed securities	44,318	2,984	—	47,302	44,318
Corporate	4,994	—	(13)	4,981	4,994

Total held to maturity	120,159	9,762	(752)	129,169	120,159

Available for sale:
U.S. government and government agency	1,677,579	40,358	(3,784)	1,714,153	1,714,153
State and municipal(2)	5,551,632	238,271	(41,048)	5,748,855	5,748,855
Mortgage-backed securities:
Residential(1)	1,537,331	38,229	(44,343)	1,531,217	1,531,217
Commercial	47,292	—	(12,069)	35,223	35,223
Corporate	1,719,874	59,082	(35,574)	1,743,382	1,743,382
Foreign	394,711	12,323	(826)	406,208	406,208

Total available for sale	10,928,419	388,263	(137,644)	11,179,038	11,179,038

Total investment in fixed maturity securities	$11,048,578	$398,025	$(138,396)	$11,308,207	$11,299,197

(1)	Gross unrealized losses for mortgage-backed securities include $4,064,000 and $5,085,000, as of December 31, 2010 and 2009, respectively, related to the non-credit portion of OTTI recognized in other comprehensive income.

(2)	Gross unrealized losses for state and municipal securities includes $340,000, as of December 31, 2009, related to the non-credit portion of OTTI recognized in other comprehensive income.

The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay obligations:

	Amortized
	Cost	Fair Value
	(Dollars in thousands)

Due in one year or less	$738,832	$750,274
Due after one year through five years	2,926,911	3,066,783
Due after five years through ten years	2,758,716	2,904,361
Due after ten years	3,013,386	3,039,384
Mortgage-backed securities	1,415,348	1,454,515

Total	$10,853,193	$11,215,317

At December 31, 2010 and 2009, there were no investments, other than investments in United States government and government agency securities, which exceeded 10% of common stockholders’ equity. At December 31, 2010, investments with a carrying value of  $803 million were on deposit in custodial or trust accounts, of which  $598 million was on deposit with state insurance departments,  $103 million was on deposit in support of the Company’s underwriting activities at Lloyd’s,  $70 million was on deposit as security for reinsurance clients and  $32 million was on deposit as security for letters of credit issued in support of the Company’s reinsurance operations.

Investments in Equity Securities Available for Sale	12 Months Ended
Dec. 31, 2010
Investments in Equity Securities Available for Sale [Abstract]
Investments in Equity Securities Available for Sale

(4)	Investments in Equity Securities Available for Sale

At December 31, 2010 and 2009, investments in equity securities available for sale were as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair	Carrying
	Cost	Gains	Losses	Value	Value
	(Dollars in thousands)

December 31, 2010
Common stocks	$188,949	$128,096	$(989)	$316,056	$316,056
Preferred stocks	215,286	40,386	(10,675)	244,997	244,997

Total	$404,235	$168,482	$(11,664)	$561,053	$561,053

December 31, 2009
Common stocks	$27,237	$97,554	$(5,731)	$119,060	$119,060
Preferred stocks	285,490	9,745	(12,928)	282,307	282,307

Total	$312,727	$107,299	$(18,659)	$401,367	$401,367

Arbitrage Trading Account and Arbitrage Funds	12 Months Ended
Dec. 31, 2010
Arbitrage Trading Account And Arbitrage Funds [Abstract]
Arbitrage Trading Account and Arbitrage Funds

(5)  Arbitrage Trading Account and Arbitrage Funds

At December 31, 2010 and 2009, the fair value and carrying value of the arbitrage trading account and investment in arbitrage funds and related assets and liabilities were as follows:

	2010	2009
	(Dollars in thousands)

Arbitrage trading account	$359,192	$465,783
Investment in arbitrage funds	60,660	83,420

Related assets and liabilities:
Trading account receivables from brokers and clearing organizations	339,235	310,042
Securities sold but not yet purchased	(53,494)	(143,885)

The primary focus of the trading account is merger arbitrage and relative value arbitrage. Merger arbitrage is the business of investing in the securities of publicly held companies which are the targets in announced tender offers and mergers. Relative value arbitrage is the business of investing primarily in equity securities with the goal of capitalizing on perceived differences in fundamental values between pairs of companies in similar industries. Arbitrage investing differs from other types of investing in its focus on transactions and events believed likely to bring about a change in value over a relatively short time period (usually four months or less). The Company believes that this makes arbitrage investments less vulnerable to changes in general financial market conditions.

The Company uses put options, call options and swap contracts in order to mitigate the impact of potential changes in market conditions on the merger arbitrage trading account. These options and contracts are reported at fair value. As of December 31, 2010, the fair value of long option contracts outstanding was  $6 million (notional amount of  $118 million) and the fair value of short option contracts outstanding was  $0.5 million (notional amount of  $126 million). Other than with respect to the use of these trading account securities, the Company does not make use of derivatives.

Investment Funds	12 Months Ended
Dec. 31, 2010
Investment Funds [Abstract]
Investment Funds

(6)	Investment Funds

Investment funds include the following:

	Carrying Value		Income (Losses)
	as of December 31,		from Investment Funds
	2010	2009	2010	2009	2008
	(Dollars in thousands)

Real estate	$226,183	$193,178	$(4,766)	$(159,569)	$(43,116)
Kiln Ltd	—	—	—	—	10,697
Energy	96,511	106,213	996	(13,227)	30,785
Other	129,057	119,489	(4,403)	(757)	(1,919)

Total	$451,751	$418,880	$(8,173)	$(173,553)	$(3,553)

In 2008, the Company sold its 20.1% interest in Kiln Ltd for  $174 million and reported a realized gain of  $70 million.

Net Investment Income	12 Months Ended
Dec. 31, 2010
Net Investment Income [Abstract]
Net Investment Income

(7)	Net Investment Income

Net investment income consists of the following:

	2010	2009	2008
	(Dollars in thousands)

Investment income earned on:
Fixed maturity securities and cash	$501,750	$495,140	$497,549
Equity securities available for sale	11,661	20,295	38,144
Arbritage trading account(a)	28,847	40,714	6,032

Gross investment income	542,258	556,149	541,725
Investment expense	(3,560)	(3,588)	(4,692)

Net investment income	$538,698	$552,561	$537,033

(a)	Investment income earned from net trading account activity includes unrealized trading losses of $2,447,000 and $334,000 in 2010 and 2008, respectively, and unrealized trading gains of $2,061,000 in 2009.

Loans Receivable	12 Months Ended
Dec. 31, 2010
Loans Receivable [Abstract]
Loans Receivable

(8)  Loans Receivable

The amortized cost of loans receivable was  $354 million and  $382 million at December 31, 2010 and 2009, respectively. Amortized cost is net of a valuation allowance of  $20 million and  $14 million at December 31, 2010 and 2009, respectively. The nine largest loans have an aggregate amortized cost of  $275 million and an aggregate fair value of  $229 million and are secured by commercial real estate. These loans earn interest at floating LIBOR-based interest rates and have maturities (inclusive of extension options) between August 2011 and June 2014. The loans are secured by office buildings (64%), hotels (23%) and senior living facilities (13%) with properties located primarily in New York City, California, Hawaii, Boston and Philadelphia.

The Company monitors the performance of its loans receivable, including current market conditions for each loan and the ability to collect principal and interest. A risk rating is assigned to each loan receivable based upon the Company’s assessment of loan to value, cash flow stability, financial and operating performance, loan structure and market conditions. Loans receivable with a potential for default are further assessed using discounted cash flow analysis and comparable cost and sales methodologies, if appropriate. For loans where the Company determines it is probable that the contractual terms will not be met, a valuation reserve is established with a corresponding charge to earnings. Loans receivable are reported net of a valuation reserve of  $20 million and  $14 million at December 31, 2010 and 2009, respectively.

Realized and Unrealized Investment Gains and Losses	12 Months Ended
Dec. 31, 2010
Realized And Unrealized Investment Gains And Losses [Abstract]
Realized and Unrealized Investment Gains and Losses

(9)	Realized and Unrealized Investment Gains and Losses

Realized and unrealized investment gains and losses are as follows:

	2010	2009	2008
	(Dollars in thousands)

Realized investment gains and losses:
Fixed maturity securities:
Gains	$38,204	$50,500	$20,444
Lossses	(8,990)	(3,632)	(6,458)
Equity securities available for sale	34,477	52,680	(9,377)
Sale of investment funds	1,871	4,905	72,010
Provision for other than temporary impairments(1)	(9,205)	(151,727)	(433,550)
Less investment impairments recognized in other comprehensive income	—	8,866	—
Other gains	224	—	—

Total net investment gains (losses)	56,581	(38,408)	(356,931)
Income tax (expense) benefit	(19,707)	13,534	124,973

	$36,874	$(24,874)	$(231,958)

Change in unrealized gains and losses of available for sales securities:
Fixed maturity securities	$102,454	$406,025	$(258,359)
Less investment impairments recognized in other comprehensive income	1,362	(5,425)	—
Equity securities available for sale	68,178	143,684	(10,333)
Investment funds	4,560	13,235	(33,595)
Cash and cash equivalents	34	(75)	76

Total change in unrealized gains and losses	176,588	557,444	(302,211)
Income tax (expense) benefit	(61,227)	(195,813)	107,291
Noncontrolling interests	(8)	(21)	207

	$115,353	$361,610	$(194,713)

(1)	Includes change in valuation allowance for loans receivable of $6,082,000 and $12,418,000 for the years ended December 31, 2010 and 2009, respectively, there was no change in the valuation allowance for 2008.

Securities in an Unrealized Loss Position	12 Months Ended
Dec. 31, 2010
Securities in an Unrealized Loss Position [Abstract]
Securities in an Unrealized Loss Position
(10)  Securities in an Unrealized Loss Position

The following table summarizes all securities in an unrealized loss position at December 31, 2010 and 2009 by the length of time those securities have been continuously in an unrealized loss position.

	Less Than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in thousands)

December 31, 2010
U.S. government and government agency	$60,228	$420	$6,973	$32	$67,201	$452
State and municipal	951,119	26,577	156,617	18,840	1,107,736	45,417
Mortgage-backed securities	116,194	2,809	174,163	16,063	290,357	18,872
Corporate	409,604	7,233	155,259	22,798	564,863	30,031
Foreign	43,514	236	—	—	43,514	236

Fixed maturity securities	1,580,659	37,275	493,012	57,733	2,073,671	95,008
Common stocks	58,979	989	—	—	58,979	989
Preferred stocks	27,010	2,368	76,890	8,307	103,900	10,675

Equity securities available for sale	85,989	3,357	76,890	8,307	162,879	11,664

Total	$1,666,648	$40,632	$569,902	$66,040	$2,236,550	$106,672

December 31, 2009
U.S. government and government agency	$389,745	$3,653	$7,361	$131	$397,106	$3,784
State and municipal	376,914	12,971	443,666	28,816	820,580	41,787
Mortgage-backed securities	306,840	12,719	260,519	43,693	567,359	56,412
Corporate	194,690	13,958	172,656	21,629	367,346	35,587
Foreign	81,368	826	—	—	81,368	826

Fixed maturity securities	1,349,557	44,127	884,202	94,269	2,233,759	138,396
Common stocks	19,948	5,731	—	—	19,948	5,731
Preferred stocks	9,951	76	163,985	12,852	173,936	12,928

Equity securities available for sale	29,899	5,807	163,985	12,852	193,884	18,659

Total	$1,379,456	$49,934	$1,048,187	$107,121	$2,427,643	$157,055

Fixed Maturity Securities — A summary of the Company’s non-investment grade fixed maturity securities that were in an unrealized loss position at December 31, 2010 is presented in the table below:

			Gross
	Number of	Aggregate	Unrealized
	Securities	Fair Value	Loss
	(Dollars in thousands)

Unrealized loss less than $5 million:
Mortgage-backed securities	12	$91,747	$7,835
Corporate	12	77,265	5,068
State and municipal	3	28,590	3,854
Unrealized loss $5 million or more
Mortgage-backed security(1)	1	31,450	5,550

Total	28	$229,052	$22,307

(1)	This investment is secured by 95 properties comprising approximately 30 million square feet of office space located primarily in Boston, Northern California and Los Angeles. The current debt maturity of February 2012 can be extended at the borrower’s option through February 2014 provided that there is no continuing default. The Company believes the amount of outstanding debt for the Company’s debt layer and all debt layers senior to the Company’s debt layer to be below the current fair values for the underlying properties. Based on the portfolio’s stable performance (e.g., occupancy rates, lease terms and debt service coverage) and on there being substantial subordinate capital, the Company does not consider the investment to be OTTI.

For OTTI of fixed maturity securities that management does not intend to sell or believes that it is more likely than not it would not be required to sell, the portion of the decline in value considered to be due to credit factors is recognized in earnings and the portion of the decline in value considered to be due to non-credit factors is recognized in other comprehensive income. The table below provides a roll-forward of the portion of impairments recognized in earnings for those securities that have been impaired due to both credit factors and non-credit factors.

	For the Year Ended
	December 31,
	2010	2009
	(Dollars in thousands)

Beginning balance of amounts related to credit losses	$5,661	$—
Additions for amounts related to credit losses	—	5,661
Deductions for amounts related to credit loss sales	(1,400)	—

Ending balance of amounts related to credit losses	$4,261	$5,661

The Company has evaluated its fixed maturity securities in an unrealized loss position and believes the unrealized losses are due primarily to temporary market and sector-related factors rather than to issuer-specific factors. None of these securities are delinquent or in default on financial covenants. Based on its assessment of these issuers, the Company expects them to continue to meet their contractual payment obligations as they become due and does not consider any of these securities to be OTTI.

Preferred Stocks – At December 31, 2010, there were eight preferred stocks in an unrealized loss position, with an aggregate fair value of  $104 million and a gross unrealized loss of  $11 million. Three of those preferred stocks with an aggregate fair value of  $15 million and a gross unrealized loss of  $5 million are rated non-investment grade. The Company does not consider any of the preferred stocks to be OTTI.

Common Stocks – At December 31, 2010, there were four common stocks in an unrealized loss position with an aggregate fair value of  $59 million and an aggregate unrealized loss of  $1 million. The Company does not consider any of these securities to be OTTI.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

(11)  Fair Value Measurements

The Company’s fixed maturity and equity securities available for sale and its trading account securities are carried at fair value. Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for similar assets in active markets. Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs may only be used to measure fair value to the extent that observable inputs are not available.

Because many fixed maturity securities do not trade on a daily basis, the Company utilizes pricing models and processes which may include benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Market inputs used to evaluate securities include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Quoted prices are often unavailable for recently issued securities, securities that are infrequently traded or securities that are only traded in private transactions. For publicly traded securities for which quoted prices are unavailable, the Company determines fair value based on independent broker quotations and other observable market data. For securities traded only in private negotiations, the Company determines fair value based primarily on the cost of such securities, which is adjusted to reflect prices of recent placements of securities of the same issuer, financial projections, credit quality and business developments of the issuer and other relevant information.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 by level:

	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)

December 31, 2010
Assets:
Fixed maturity securities available for sale:
U.S. government and government agency	$1,347,875	$—	$1,347,875	$—
State and municipal	5,461,446	—	5,461,446	—
Mortgage-backed securities	1,411,846	—	1,411,846	—
Corporate	2,380,262	—	2,292,199	88,063
Foreign	491,730	—	491,730	—

Total fixed maturity securities available for sale	11,093,159	—	11,005,096	88,063

Equity securities available for sale:
Common stocks	316,056	204,749	109,748	1,559
Preferred stocks	244,997	—	155,551	89,446

Total equity securities available for sale	561,053	204,749	265,299	91,005

Arbitrage trading account	359,192	162,292	193,713	3,187

Total	$12,013,404	$367,041	$11,464,108	$182,255

Liabilities:
Securities sold but not yet purchased	$53,494	$51,672	$1,822	$—

December 31, 2009
Assets:
Fixed maturity securities available for sale:
U.S. government and government agency	$1,714,153	$—	$1,714,153	$—
State and municipal	5,748,855	—	5,748,855	—
Mortgage-backed securities	1,566,440	—	1,540,540	25,900
Corporate	1,743,382	—	1,653,222	90,160
Foreign	406,208	—	406,208	—

Total fixed maturity securities available for sale	11,179,038	—	11,062,978	116,060

Equity securities available for sale:
Common stocks	119,060	11,295	106,206	1,559
Preferred stocks	282,307	—	227,594	54,713

Total equity securities available for sale	401,367	11,295	333,800	56,272

Arbitrage trading account	465,783	465,430	—	353

Total	$12,046,188	$476,725	$11,396,778	$172,685

Liabilities:
Securities sold but not yet purchased	$143,885	$143,885	$—	$—

There were no transfers between Levels 1 and 2 for the year ended December 31, 2010.

The following tables summarize changes in Level 3 assets for the years ended December 31, 2010 and 2009:

	Gains (Losses) Included in:
			Other
	Beginning		Comprehensive			Paydowns/	Transfers		Ending
	Balance	Earnings	Income	Purchases	Sales	Maturities	In	Out	Balance
	(Dollars in thousands)

Year ended December 31, 2010
Fixed maturity securities available for sale:
Mortgage-backed securities	$25,900	$—	$—	$—	$—	$—	$—	$(25,900)	$—
Corporate	90,160	(850)	1,558	19,632	(5,324)	(17,113)		—	88,063

Total	116,060	(850)	1,558	19,632	(5,324)	(17,113)	—	(25,900)	88,063

Equity securities available for sale:
Common stocks	1,559	—	—			—		—	1,559
Preferred stocks	54,713	23,535	31,633	19,542	(39,977)	—		—	89,446

Total	56,272	23,535	31,633	19,542	(39,977)	—	—	—	91,005

Arbitrage trading account	353	(353)	—	3,187	—	—	—	—	3,187

Total	$172,685	$22,332	$33,191	$42,361	$(45,301)	$(17,113)	$—	$(25,900)	$182,255

Year ended December 31, 2009
Fixed maturity securities available for sale:
State and municipal	$41,672	$—	$—	$—	$—	$—	$—	$(41,672)	$—
Mortgage-backed securities	22,462	—	3,438	—	—	—	—	—	25,900
Corporate	84,505	391	12,004	1,833	(800)	(19,429)	39,994	(28,338)	90,160

Total	148,639	391	15,442	1,833	(800)	(19,429)	39,994	(70,010)	116,060

Equity securities available for sale:
Common stocks	58,734	—	712	—	—	—	—	(57,887)	1,559
Preferred stocks	50,486	—	968	3,259	—	—	—	—	54,713
Total	109,220	0	1,680	3,259	0	0	0	(57,887)	56,272

Arbitrage trading account	353	—	—			—		—	353

Total	$258,212	$391	$17,122	$5,092	$(800)	$(19,429)	$39,994	$(127,897)	$172,685

The transfers in (out) of Level 3 for state and municipal, mortgage-backed and corporate securities in 2010 and 2009 were based upon the availability of broker dealer quotations. In certain circumstances the Company was able to obtain quotations from third party broker dealers. The common stock transfers out of Level 3 in 2009 were attributable to securities for which observable data became available due to public and private equity offerings.

Reserves for Losses and Loss Expenses	12 Months Ended
Dec. 31, 2010
Reserves for Losses and Loss Expenses [Abstract]
Reserves for Losses and Loss Expenses

(12)	Reserves for Losses and Loss Expenses

The table below provides a reconciliation of the beginning and ending reserve balances:

	2010	2009	2008
	(Dollars in thousands)

Net reserves at beginning of year	$8,147,782	$8,122,586	$7,822,897

Net provision for losses and loss expenses(a):
Claim occuring during the current year(b)	2,509,933	2,518,849	2,829,830
Decrease in estimates for claims occurring in prior years(c)(d)	(253,248)	(234,008)	(195,710)
Loss reserve discount accretion	53,182	51,866	54,494

Total	2,309,867	2,336,707	2,688,614

Net payments for claims:
Current year	641,570	582,605	640,406
Prior year	1,811,507	1,751,026	1,662,650

Total	2,453,077	2,333,631	2,303,056

Foreign currency translation	(5,051)	22,120	(85,869)

Net reserves at end of year	7,999,521	8,147,782	8,122,586
Ceded reserve at end of year	1,017,028	923,889	877,010

Gross reserves at end of year	$9,016,549	$9,071,671	$8,999,596

(a)	The net provision for loss and loss expenses does not include policyholder benefits incurred on life insurance of $47,000 in 2008.

(b)	Claims occurring during the current year are net of loss reserve discounts of $67,763,000, $80,455,000 and $97,698,000 in 2010, 2009 and 2008, respectively.

(c)	The decrease in estimates for claims occurring in prior years is net of loss reserve discount. On an undiscounted basis, the estimates for claims occurring in prior years decreased by $246,941,000, $232,040,000 and $180,154,000 in 2010, 2009 and 2008, respectively.

(d)	Approximately $19 million and $44 million of the favorable reserve development in 2010 and 2009, respectively, was fully offset by a reduction in earned premiums primarily for retrospectively rated policies. The favorable reserve development, net of premium offsets, was $234 million and $190 million in 2010 and 2009, respectively.

For the year ended December 31, 2010, estimates for claims occurring in prior years decreased by  $234 million net of premium offsets. The favorable reserve development in 2010 was primarily attributable to accident years 2005 through 2009. The changes in prior year loss reserve estimates are generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims and aggregate claim trends.

Environmental and Asbestos — To date, known environmental and asbestos claims have not had a material impact on the Company’s operations. These claims have not materially impacted the Company because its subsidiaries generally did not insure large industrial companies that are subject to significant environmental or asbestos exposures.

The Company’s net reserves for losses and loss adjustment expenses relating to asbestos and environmental claims were  $36 million and  $37 million at December 31, 2010 and 2009, respectively. The Company’s gross reserves for losses and loss adjustment expenses relating to asbestos and environmental claims were  $51 million and  $54 million at December 31, 2010 and 2009, respectively. Increases (decreases) in net incurred losses and loss expenses for reported asbestos and environmental claims were approximately  $2 million,  $(0.6) million and  $0.4 million in 2010, 2009 and 2008, respectively. Net paid losses and loss expenses for asbestos and environmental claims were approximately  $3 million in 2010 and 2009 and  $2 million in 2008. The estimation of these liabilities is subject to significantly greater than normal variation and uncertainty because it is difficult to make an actuarial estimate of these liabilities due to the absence of a generally accepted actuarial methodology for these exposures and the potential effect of significant unresolved legal matters, including coverage issues, as well as the cost of litigating the legal issues. Additionally, the determination of ultimate damages and the final allocation of such damages to financially responsible parties are highly uncertain.

Discounting — The Company discounts its liabilities for excess and assumed workers’ compensation business because of the long period of time over which losses are paid. Discounting is intended to appropriately match losses and loss expenses to income earned on investment securities supporting the liabilities. The expected losses and loss expense payout pattern subject to discounting was derived from the Company’s loss payout experience. For non-proportional business, reserves for losses and loss expenses have been discounted using risk-free discount rates determined by reference to the U.S. Treasury yield curve. These discount rates range from 2.5% to 6.5% with a weighted average discount rate of 4.4%. For proportional business, reserves for losses and loss expenses have been discounted at the statutory rate permitted by the Department of Insurance of the State of Delaware of 2.5%. The aggregate net discount, after reflecting the effects of ceded reinsurance, is  $898 million,  $877 million and  $847 million at December 31, 2010, 2009 and 2008, respectively. The increase in the aggregate discount from 2009 to 2010 and from 2008 to 2009 resulted from an increase in excess and assumed workers’ compensation gross reserves.

Reinsurance	12 Months Ended
Dec. 31, 2010
Reinsurance [Abstract]
Reinsurance

(13)	Reinsurance

The following is a summary of reinsurance financial information:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Written premiums:
Direct	$3,788,251	$3,599,836	$3,898,488
Assumed	627,826	653,603	621,638
Ceded	(565,151)	(523,344)	(486,227)

Total net written premiums	$3,850,926	$3,730,095	$4,033,899

Earned premiums:
Direct	$3,744,150	$3,690,493	$4,075,360
Assumed	652,485	617,143	704,555
Ceded	(561,053)	(501,787)	(490,335)

Total net earned premiums	$3,835,582	$3,805,849	$4,289,580

Ceded losses incurred	$379,153	$252,299	$295,179

The Company reinsures a portion of its exposures principally to reduce its net liability on individual risks and to protect against catastrophic losses. Estimated amounts due from reinsurers are reported net of reserves for uncollectible reinsurance of  $3,098,000,  $4,430,000 and  $4,895,000 as of December 31, 2010, 2009 and 2008, respectively. The following table presents the amounts due from reinsurers as of December 31, 2010 (dollars in thousands):

Reinsurer	Amount

Munich Re	$133,697
Swiss Re	72,161
Berkshire Hathaway	65,934
Transatlantic Re	48,864
Partner Re	47,758
Axis Capital	46,313
Lloyd’s of London	44,746
Ace Group	28,227
Hannover Re Group	23,132
XL Capital Group	21,102
Other reinsurers less then $20,000	215,698

Subtotal	747,632
Residual market pools	322,624

Total	$1,070,256

Senior Notes and Other Debt	12 Months Ended
Dec. 31, 2010
Senior Notes and Other Debt [Abstract]
Senior Notes and Other Debt

(14)	Senior Notes and Other Debt

Senior notes and other debt consist of the following (the difference between the face value and the carrying value is unamortized discount):

		2010	2010	2009
Maturity	Rate	Face Value	Carrying Value	Carrying Value
	(Dollars in thousands)

Senior notes:
September 30, 2010	5.125%	$—	$—	$149,772
February 15, 2013	5.875%	200,000	199,295	198,963
May 15, 2015	5.60%	200,000	199,187	199,001
August 15, 2019	6.15%	150,000	148,772	148,630
September 15, 2019	7.375%	300,000	297,784	297,530
September 13, 2020	5.375%	300,000	296,729	—
January 1, 2022	8.70%	76,503	75,890	75,858
February 15, 2037	6.25%	250,000	247,126	247,017
Subsidiary debt:
2010	Various	—	—	422
2011	Various	13,651	13,651	2,143
2012	Various	20,877	20,877	25,520
2013	Various	512	512	—
July 3, 2023	6.88%	596	596	625

Total debt		$1,512,139	$1,500,419	$1,345,481

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2010
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

(15)	Junior Subordinated Debentures

In 2005, the Company issued  $250,000,000 aggregate principal amount of 6.75% Junior Subordinated Debentures due July 26, 2045 (the “Debentures”) to W. R. Berkley Capital Trust II (the “Trust”). At December 31, 2010, the carrying value of the Debentures, net of unamortized discount, was  $242,784,000. The Trust simultaneously issued an equal amount of 6.75% mandatorily redeemable preferred securities (the “Trust Preferred Securities”), which are fully and unconditionally guaranteed by the Company to the extent the Trust has funds available for payment of distributions. The Trust Preferred Securities are subject to mandatory redemption in a like amount (i) in whole but not in part upon repayment of the Debentures at maturity, (ii) in whole but not in part, at any time contemporaneously with the optional prepayment of the Debentures by the Company upon the occurrence and continuation of certain events and (iii) in whole or in part, on or after July 26, 2010, contemporaneously with the optional prepayment by the Company of the Debentures.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

(16)	Income Taxes

Income tax expense consists of:

		Deferred
	Current	Expense
	Expense	(Benefit)	Total
	(Dollars in thousands)

December 31, 2010:
Domestic	$79,143	$66,287	$145,430
Foreign	10,584	(2,275)	8,309

Total expense	$89,727	$64,012	$153,739

December 31, 2009:
Domestic	$116,777	$(56,325)	$60,452
Foreign	9,140	3,558	12,698

Total expense (benefit)	$125,917	$(52,767)	$73,150

December 31, 2008:
Domestic	$77,650	$(63,630)	$14,020
Foreign	24,493	6,406	30,899

Total expense (benefit)	$102,143	$(57,224)	$44,919

A reconciliation of the income tax expense and the amounts computed by applying the Federal and foreign income tax rate of 35% to pre-tax income are as follows:

	2010	2009	2008
	(Dollars in thousands)

Computed “expected” tax expense	$211,157	$133,781	$114,213
Tax-exempt investment income	(62,628)	(64,886)	(71,614)
Change in valuation allowance	102	(887)	1,095
Impact of lower foreign tax rates	(253)	(551)	(4,319)
State and local taxes	2,298	1,175	2,349
Other, net	3,063	4,518	3,195

Total expense	$153,739	$73,150	$44,919

At December 31, 2010 and 2009, the tax effects of differences that give rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	2010	2009
	(Dollars in thousands)

Deferred tax asset:
Loss reserve discounting	$152,189	$180,481
Unearned premiums	106,162	109,099
Net operating loss carry forwards	699	1,076
Other-than-temporary impairments	69,057	73,818
Restricted stock units	39,514	30,526
Other	26,114	58,824

Gross deferred tax asset	393,735	453,824
Less valuation allowance	(2,328)	(2,226)

Deferred tax asset	391,407	451,598

Deferred tax liability:
Amortization of intangibles	11,780	11,381
Deferred policy acquisition costs	124,141	122,116
Unrealized investment gains	169,106	111,692
Other	20,888	15,959

Deferred tax liability	325,915	261,148

Net deferred tax asset	$65,492	$190,450

The Company had a current tax receivable of  $23,605,000 at December 31, 2010 and a current tax payable of  $27,187,000 at December 31, 2009. At December 31, 2010, the Company had foreign net operating loss carry forwards of  $1,998,000, which expire beginning in 2011. In addition, the Company has a net foreign tax credit carry forward for U.S. income tax purposes in the amount of  $2,226,000, which expires beginning in 2012. The Company has provided a full valuation allowance against this amount. The net change in the valuation relates primarily to these items. The statute of limitations has closed for the Company’s tax returns through December 31, 2004. The 2005 calendar year statute of limitations remains open as a result of the carry back of capital losses from the 2008 tax year, and the 2006 calendar year statue of limitations remains open as a result of the carry back of capital losses from the 2008 and 2009 tax years.

The realization of the deferred tax asset is dependent upon the Company’s ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future current operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of this asset.

Dividends from Subsidiaries and Statutory Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Dividends from Subsidiaries and Statutory Financial Information [Abstract]
Dividends from Subsidiaries and Statutory Financial Information (unaudited)

(17)	Dividends from Subsidiaries and Statutory Financial Information (Unaudited)

The Company’s insurance subsidiaries are restricted by law as to the amount of dividends they may pay without the approval of regulatory authorities. During 2011, the maximum amount of dividends which can be paid without such approval is approximately  $490 million. Combined net income and policyholders’ surplus of the Company’s consolidated insurance subsidiaries, as determined in accordance with statutory accounting practices, are as follows:

	2010	2009	2008
	(Dollars in thousands)

Net income	$574,181	$407,449	$377,347
Policyholders’ surplus	$4,154,654	$3,859,086	$3,322,389

The significant variances between statutory accounting practices and GAAP are that for statutory purposes bonds are carried at amortized cost, acquisition costs are charged to income as incurred, deferred Federal income taxes are subject to limitations, excess and assumed workers’ compensation reserves are discounted at different discount rates and certain assets designated as “non-admitted assets” are charged against surplus.

The National Association of Insurance Commissioners (“NAIC”) has risk-based capital (“RBC”) requirements that require insurance companies to calculate and report information under a risk-based formula which measures statutory capital and surplus needs based on a regulatory definition of risk in a company’s mix of products and its balance sheet. As of December 31, 2010, all of the Company’s insurance subsidiaries had an RBC amount above the authorized control level RBC, as defined by the NAIC. The Company has guaranteed that the RBC levels of certain subsidiaries will remain above their authorized control levels.

Common Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Common Stockholders' Equity [Abstract]
Common Stockholders' Equity

(18)	Common Stockholders’ Equity

The weighted average number of shares used in the computation of net income per share was as follows:

	2010	2009	2008
	(Amounts in thousands)

Basic	148,752	160,357	166,956
Diluted	155,081	166,574	173,454

Treasury shares have been excluded from average outstanding shares from the date of acquisition. The difference in calculating basic and diluted net income per share is attributable entirely to the dilutive effect of stock-based compensation plans.

Changes in shares of common stock outstanding, net of treasury shares, are presented below. Shares of common stock issued and outstanding do not include shares related to unissued restricted stock units and unexercised stock options.

	2010	2009	2008
	(Amounts in thousands)

Balance, beginning of year	156,552	161,467	180,321
Shares issued	2,272	1,467	1,823
Shares repurchased	(17,814)	(6,382)	(20,677)

Balance, end of year	141,010	156,552	161,467

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

(19)	Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2010 and 2009:

	2010		2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in thousands)

Assets:
Fixed maturity securities	$11,209,154	$11,215,317	$11,299,197	$11,308,207
Equity securities available for sale	561,053	561,053	401,367	401,367
Arbitrage trading account	359,192	359,192	465,783	465,783
Investment in arbitrage funds	60,660	60,660	83,420	83,420
Loans receivable	353,583	312,515	381,591	285,122
Cash and cash equivalents	642,952	642,952	515,430	515,430
Trading accounts receivable from brokers and clearing organizations	339,235	339,235	310,042	310,042
Liabilities:
Trading account securities sold but not yet purchased	53,494	53,494	143,885	143,885
Due to broker	5,318	5,318	5,612	5,612
Junior subordinated debentures	242,784	249,900	249,793	242,217
Senior notes and other debt	1,500,419	1,570,057	1,345,481	1,386,802

The estimated fair values of the Company’s fixed maturity securities, equity securities available for sale and arbitrage trading account securities are based on various valuation techniques. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for similar assets in active markets. Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs may only be used to measure fair value to the extent that observable inputs are not available. The fair value of loans receivable are estimated by using current institutional purchaser yield requirements for loans with similar credit characteristics. The fair value of the senior notes and other debt and the junior subordinated debentures is determined based on spreads for similar securities.

Lease Obligations	12 Months Ended
Dec. 31, 2010
Lease Obligations [Abstract]
Lease Obligations

(20)	Lease Obligations

The Company and its subsidiaries use office space and equipment under leases expiring at various dates. These leases are considered operating leases for financial reporting purposes. Some of these leases have options to extend the length of the leases and contain clauses for cost of living, operating expense and real estate tax adjustments. Rental expense was  $29,936,000,  $28,067,000 and  $23,802,000 for 2010, 2009 and 2008, respectively. Future minimum lease payments (without provision for sublease income) are:  $31,265,000 in 2011;  $27,749,000 in 2012;  $23,482,000 in 2013;  $18,702,000 in 2014 and  $51,959,000 thereafter.

Commitments, Litigation and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Commitments, Litigation and Contingent Liabilities [Abstract]
Commitments, Litigation and Contingent Liabilities

(21)	Commitments, Litigation and Contingent Liabilities

The Company’s subsidiaries are subject to disputes, including litigation and arbitration, arising in the ordinary course of their insurance and reinsurance businesses. The Company’s estimates of the costs of settling such matters are reflected in its aggregate reserves for losses and loss expenses, and the Company does not believe that the ultimate outcome of such matters will have a material adverse effect on its financial condition or results of operations. However, adverse outcomes are possible and could negatively impact the Company’s financial condition and results of operations.

At December 31, 2010, the Company had commitments to invest up to  $174 million in certain investment funds.

Stock Incentive Plan	12 Months Ended
Dec. 31, 2010
Stock Incentive Plan [Abstract]
Stock Incentive Plan

(22)	Stock Incentive Plan

The Company has a stock incentive plan under which 36,070,313 shares of common stock were reserved for issuance. Pursuant to the stock incentive plan, stock options may be granted at prices determined by the Board of Directors but not less than fair market value on the date of grant. Stock options vest according to a graded schedule of 25%, 50%, 75% and 100% on the third, fourth, fifth and sixth year anniversary of grant date. Stock options expire on the tenth year anniversary of the grant date. The Company has not issued any stock options since 2004.

The following table summarizes stock option information:

	2010		2009		2008
	Shares	Price(a)	Shares	Price(a)	Shares	Price(a)

Outstanding at beginning of year	5,700,552	$9.53	6,566,377	$9.06	8,384,422	$8.84
Exercised	2,191,260	8.11	860,074	5.93	1,780,705	8.00
Cancelled	5,908	10.07	5,751	10.85	37,340	9.40

Outstanding at year end	3,503,384	10.42	5,700,552	9.53	6,566,377	9.06

Options exercisable at year end	3,503,384	—	5,699,708	9.53	6,537,403	9.04

Stock available for future grant(b)	1,785,875		3,929,067		3,953,053

(a)	Weighted average exercise price.

(b)	Includes restricted stock units.

The following table summarizes information about stock options outstanding at December 31, 2010:

	Options Outstanding and Exercisable
		Weighted
Range of		Remaining	Weighted
Exercise	Number	Contractual	Average
Prices	Outstanding	Life (in years)	Price

$0 to $10.00	1,305,300	0.20	$9.33
$10.01 to $17.62	2,198,084	1.38	11.06

Total	3,503,384	0.94	$10.42

Pursuant to the stock incentive plan, the Company may also issue restricted stock units (RSUs) to officers of the Company and its subsidiaries. The RSUs generally vest five years from the award date and are subject to other vesting and forfeiture provisions contained in the award agreement. The following table summarizes RSU information for the three years ended December 31, 2010:

	2010	2009	2008
	(Dollars in Thousands)

RSUs granted:
Units	2,310,650	119,500	1,369,500
Fair value at grant date	$58,462	$2,783	$33,847
RSUs vested:
Units	916,750	1,287,943	1,008,198
RSUs cancelled:
Units	161,550	89,763	128,727
Fair value at grant date	$3,540	$732	$2,213
RSUs granted and unvested at end of period:
Units	4,945,375	3,713,025	4,971,231
Fair value at grant date	$199,072	$144,150	$142,099

Upon vesting, shares of the Company’s common stock equal to the number of vested RSUs are issued or deferred to a later date, depending on the terms of the specific award agreement. As of December 31, 2010, 2,575,478 shares related to vested RSUs had been deferred.

The fair value of RSUs at the date of grant are recorded as unearned compensation, a component of stockholders’ equity, and expensed over the vesting period. Following is a summary of changes in unearned compensation for the three years ended December 31, 2010:

	2010	2009	2008
	(Dollars in thousands)

Unearned compensation at beginning of year	$46,801	$68,503	$60,108
RSUs granted, net of cancellations	54,922	1,947	31,634
RSUs expensed	(25,584)	(23,649)	(23,239)

Unearned compensation at end of year	$76,139	$46,801	$68,503

Compensation Plans	12 Months Ended
Dec. 31, 2010
Compensation Plans [Abstract]
Compensation Plans

(23)	Compensation Plans

The Company and its subsidiaries have profit sharing plans in which substantially all employees participate. The plans provide for minimum annual contributions of 5% of eligible compensation; contributions above the minimum are discretionary and vary with each participating subsidiary’s profitability. Employees become eligible to participate in the profit sharing plans on the first day of the month following the first full three months in which they are employed. The plans provide that 40% of the contributions vest immediately and that the remaining 60% vest at varying percentages based upon years of service. The Company’s foreign subsidiaries provide pension benefits in accordance with local regulations. The following table summarizes the profit sharing and foreign pension benefit expense for the three years ended December 31, 2010:

	2010	2009	2008
	(Dollars in thousands)

Profit sharing expense	$29,604	$25,785	$25,847
Foreign pension expense	3,465	2,547	1,474

Total	$33,069	$28,332	$27,321

The Company has a Long-Term Incentive Compensation Plan (“LTIP”) that provides for incentive compensation to key executives based on the growth in the Company’s book value per share over a five year period. There are 124,000 units outstanding from the 2006 grant with a maximum value of  $31.0 million, of which  $30.7 million was earned over the five years ended December 31, 2010. There are 158,500 units outstanding from the 2008 grant with a maximum value of  $39.6 million, of which  $12.5 million was earned over the three years ended December 31, 2010.

The following table summarizes the LTIP expense for the three years ended December 31, 2010:

	2010	2009	2008
	(Dollars in thousands)

2006 grant	$5,119	$3,816	$3,554
2008 grant	5,070	3,747	3,644

Total	$10,189	$7,563	$7,198

Retirement Benefits	12 Months Ended
Dec. 31, 2010
Retirement Benefits [Abstract]
Retirement Benefits

(24)	Retirement Benefits

The Company has an unfunded noncontributory defined benefit plan that covers its chief executive officer and chairman of the board. The plan was amended on December 17, 2007 to provide that the benefits payments shall commence on the earliest of (i) January 2, 2014, (ii) the date of death or (iii) a change in control of the Company. The discount rate used to derive the projected benefit obligation and related retirement expense was 5.24% in 2010 and 5.83% in 2009. The discount rate assumption used to determine the benefit obligation for 2010 was based on a yield curve approach. Under this approach, a weighted average yield is determined from a hypothetical portfolio of AA-rated bonds. Following is a summary of the projected benefit obligation as of December 31, 2010 and 2009:

	2010	2009
	(Dollars in thousands)

Projected benefit obligation:
Beginning of year	$45,889	$37,851
Interest cost	2,675	2,631
Actuarial loss	3,264	5,407

End of year	$51,828	$45,889

Following is a summary of the amounts recognized in accumulated other comprehensive income (loss) as of December 31, 2010 and 2009:

	2010	2009
	(Dollars in thousands)

Net actuarial loss	$9,093	$6,254
Prior service cost	15,059	18,082

Net pension asset	$24,152	$24,336

The components of net periodic pension benefit cost are as follows:

	2010	2009	2008
	(Dollars in thousands)

Components of net periodic benefit cost:
Interest cost	$2,675	$2,631	$2,416
Amortization of unrecognized:
Prior service costs	3,023	3,023	3,023
Net actuarial loss	424	—	—

Net periodic pension cost	$6,122	$5,654	$5,439

The changes in plan assets and projected benefit obligation recognized in other comprehensive income (loss) are as follows:

	2010	2009
	(Dollars in thousands)

Changes in plan assets and projected benefit obligation:
Net actuarial loss	$3,264	$5,407
Amortization of:
Net actuarial loss	(424)	—
Prior service costs	(3,023)	(3,023)

Total recognized in other comprehensive income (loss)	$(183)	$2,384

The estimated prior service cost and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into periodic benefit cost during 2011 are  $3,023,000 and  $1,330,000, respectively.

Supplemental Financial Statement Data	12 Months Ended
Dec. 31, 2010
Supplemental Financial Statement Data [Abstract]
Supplemental Financial Statement Data

(25)	Supplemental Financial Statement Data

Other operating costs and expenses consist of the following:

	2010	2009	2008
	(Dollars in thousands)

Amortization of deferred policy acquisition costs	$917,217	$903,154	$998,539
Other underwriting expenses	397,266	345,309	305,012
Service company expenses	72,372	78,331	87,397
Net foreign currency (gains) losses	2,126	4,213	(23,213)
Other costs and expenses	107,381	109,831	107,430

Total	$1,496,362	$1,440,838	$1,475,165

Industry Segments	12 Months Ended
Dec. 31, 2010
Industry Segments [Abstract]
Industry Segments

(26)	Industry Segments

The Company’s operations are presently conducted in five segments of the insurance business: specialty, regional, alternative markets, reinsurance and international.

Our specialty segment underwrites complex and sophisticated third-party liability risks, principally within the excess and surplus lines. The primary lines of business are premises operations, professional liability, commercial automobile, products liability and property lines. The companies within the segment are divided along the different customer bases and product lines that they serve. The specialty units deliver their products through a variety of distribution channels depending on the customer base and particular risks insured. The customers in this segment are highly diverse.

Our regional segments provide commercial insurance products to customers primarily in 45 states. Key clients of this segment are small-to-mid-sized businesses and state and local governmental entities. The regional subsidiaries are organized geographically, which provides them with the flexibility to adapt to local market conditions, while enjoying the superior administrative capabilities and financial strength of the Company. The regional operations are organized geographically based on markets served.

Our alternative markets operations specialize in developing, insuring, reinsuring and administering self-insurance programs and other alternative risk transfer mechanisms. Our clients include employers, employer groups, insurers, and alternative market funds seeking less costly, more efficient ways to manage exposure to risks. In addition to providing insurance, the alternative markets segment also provides a wide variety of fee-based services, including consulting and administrative services.

Our reinsurance operations specialize in underwriting property casualty reinsurance on both a treaty and a facultative basis. The principal reinsurance units are facultative reinsurance, which writes individual certificates and program facultative business, treaty reinsurance, which functions as a traditional reinsurer in specialty and standard reinsurance lines, and Lloyd’s reinsurance, which writes property and casualty reinsurance through Lloyd’s.

Our international segment offers personal and commercial property casualty insurance in South America commercial property casualty insurance in the United Kingdom and Continental Europe and reinsurance in Australia, Southeast Asia and Canada.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Income tax expense and benefits are calculated based upon the Company’s overall effective tax rate.

Summary financial information about the Company’s operating segments is presented in the following table. Income (loss) before income taxes by segment consists of revenues less expenses related to the respective segment’s operations, including allocated investment income. Identifiable assets by segment are those assets used in or allocated to the operation of each segment.

	Revenues
		Investment			Pre-Tax	Net
	Earned	Income and			Income	Income
	Premiums	Funds	Other	Total	(Loss)	(Loss)
	(Dollars in thousands)

December 31, 2010:
Specialty	$1,288,373	$180,063	$3,130	$1,471,566	$296,645	$214,769
Regional	1,066,922	82,411	3,114	1,152,447	117,353	86,325
Alternative markets	608,191	123,309	79,173	810,673	178,607	131,126
Reinsurance	419,356	103,079	—	522,435	129,922	97,015
International	452,740	32,794	—	485,534	21,174	14,838
Corporate, other and eliminations(1)	—	8,869	215,964	224,833	(196,977)	(131,660)
Net investment gains	—	—	56,581	56,581	56,581	36,874

Consolidated	$3,835,582	$530,525	$357,962	$4,724,069	$603,305	$449,287

December 31, 2009:
Specialty	$1,354,355	$125,351	$3,560	$1,483,266	$220,906	$167,732
Regional	1,116,871	57,530	2,725	1,177,126	106,078	80,031
Alternative markets	597,932	83,719	87,032	768,683	162,875	121,993
Reinsurance	411,511	75,505	—	487,016	86,358	70,675
International	325,180	26,767	—	351,947	22,719	14,676
Corporate, other and eliminations(1)	—	10,136	191,412	201,548	(178,298)	(121,176)
Net investment losses	—	—	(38,408)	(38,408)	(38,408)	(24,874)

Consolidated	$3,805,849	$379,008	$246,321	$4,431,178	$382,230	$309,057

December 31, 2008:
Specialty	$1,618,915	$188,120	$3,778	$1,810,813	$375,429	$271,156
Regional	1,237,258	80,538	—	1,317,796	108,719	82,281
Alternative markets	626,858	105,674	99,090	831,622	201,879	146,460
Reinsurance	519,717	116,046	—	635,763	117,946	93,399
International	286,832	35,184	—	322,016	52,943	36,162
Corporate, other and eliminations(1)	—	7,918	139,811	147,729	(173,663)	(116,359)
Net investment losses	—	—	(356,931)	(356,931)	(356,931)	(231,958)

Consolidated	$4,289,580	$533,480	$(114,252)	$4,708,808	$326,322	$281,141

Identifiable assets by segment were as follows (dollars in thousands):

December 31,	2010	2009

Specialty	$5,854,256	$5,589,666
Regional	2,616,238	2,741,269
Alternative markets	3,801,597	3,643,214
Reinsurance	2,972,988	3,142,017
International	1,391,604	1,118,994
Corporate, other and eliminations(1)	891,864	1,093,436

Consolidated	$17,528,547	$17,328,596

(1)	Corporate, other and eliminations represent corporate revenues and expenses, net investment gains and losses and other items that are not allocated to business segments.

Net premiums earned by major line of business are as follows:

	2010	2009	2008
	(Dollars in thousands)

Specialty
Other liability	$384,799	$449,120	$596,314
Property	212,164	199,746	208,534
Professional liability	200,219	173,201	155,967
Commercial automobile	129,505	189,501	268,438
Products liability	112,072	131,713	183,786
Other	249,614	211,074	205,876

Total specialty	1,288,373	1,354,355	1,618,915

Regional
Commercial multi peril	389,997	405,552	455,366
Commercial automobile	301,290	322,445	361,793
Workers’ compensation	214,857	229,066	250,770
Other	160,778	159,808	169,329

Total regional	1,066,922	1,116,871	1,237,258

Alternative Markets
Primary workers’ compensation	260,508	242,259	243,571
Excess workers’ compensation	216,647	252,196	289,764
Other	131,036	103,477	93,523

Total alternative markets	608,191	597,932	626,858

Reinsurance
Casualty	307,474	323,479	444,606
Property	111,882	88,032	75,111

Total reinsurance	419,356	411,511	519,717

International
Professional liability	88,997	84,101	100,908
Property	80,105	26,119	17,434
Reinsurance	74,047	56,454	9,938
Automobile	69,875	64,969	63,729
Workers’ compensation	57,802	46,698	47,149
Other liability	38,344	25,736	31,287
Other	43,570	21,103	16,387

Total international	452,740	325,180	286,832

Total	$3,835,582	$3,805,849	$4,289,580

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Abstract]
Quarterly Financial Information (unaudited)

(27)	Quarterly Financial Information (Unaudited)

The following is a summary of quarterly financial data (in thousands except per share data):

	2010
Three Months Ended	March 31	June 30	September 30	December 31

Revenues	$1,153,547	$1,163,068	$1,176,112	$1,231,342
Net income	118,610	110,207	93,619	126,851
Net income per share(a)
Basic	0.77	0.73	0.64	0.88
Diluted	0.74	0.70	0.61	0.85

	2009
Three Months Ended	March 31		June 30	September 30	December 31

Revenues	$963,621		$1,155,098	$1,136,309	$1,176,150
Net income (loss)	(20,346)		97,387	97,722	134,294
Net income (loss) per share(a)
Basic	(0.13	)(b)	0.61	0.61	0.84
Diluted	(0.13	)(b)	0.59	0.59	0.81

(a)	Net income (loss) per share (“EPS”) in each quarter is computed using the weighted-average number of shares outstanding during that quarter, while EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters EPS does not necessarily equal the full-year EPS.

(b)	For the three months ended March 31, 2009, the anti-dilutive effects of 7,001,000 potential common shares outstanding were excluded from the outstanding diluted shares due to the first quarter loss.

Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2010
Condensed Financial Information of Registrant [Abstract]
Condensed Financial Information of Registrant
Schedule II

W. R. Berkley Corporation
Condensed Financial Information of Registrant
Balance Sheets (Parent Company)

	December 31,
	2010	2009
	(Amounts in thousands)

Assets:
Cash and cash equivalents	$29,476	$117,648
Fixed maturity securities available for sale at fair value (cost $244,804 and $303,203 in 2010 and 2009, respectively)	246,275	302,898
Equity securities available for sale, at fair value (cost $0 in 2010 and 2009)	109,748	97,525
Investment in subsidiaries	5,261,686	4,748,256
Deferred Federal income taxes	80,861	202,159
Current Federal income taxes	19,163	—
Real estate, furniture and equipment at cost, less accumulated depreciation	6,431	6,063
Other assets	7,969	2,769

Total assets	$5,761,609	$5,477,318

Liabilities and stockholders’ equity
Liabilities:
Due to subsidiaries	$189,499	$143,917
Other liabilities	161,666	149,275
Current Federal income taxes	—	28,707
Junior subordinated debentures	242,784	242,580
Senior notes	1,464,784	1,316,772

Total liabilities	2,058,733	1,881,251

Stockholders’ equity:
Preferred stock	—	—
Common stock	47,024	47,024
Additional paid-in capital	935,099	926,359
Retained earnings (including accumulated undistributed net income of subsidiaries of $3,305,654 and $2,936,834 in 2010 and 2009, respectively)	4,194,684	3,785,187
Accumulated other comprehensive income	276,563	163,207
Treasury stock, at cost	(1,750,494)	(1,325,710)

Total stockholders’ equity	3,702,876	3,596,067

Total liabilities and stockholders’ equity	$5,761,609	$5,477,318

See accompanying Report of Independent Registered Public Accounting Firm and note to condensed financial statements.

Statements of Income (Parent Company)

	Years Ended December 31,
	2010	2009	2008
	(Amounts in thousands)

Management fees and investment income including dividends from subsidiaries of $405,917, $150,545 and $568,634 for 2010, 2009 and 2008, respectively	$411,623	$159,361	$580,969
Net investment gains (losses)	(1,891)	20,961	(601)
Other income	158	206	382

Total revenues	409,890	180,528	580,750
Operating costs and expense	117,658	88,276	93,794
Interest expense	105,510	87,054	83,770

Income before federal income taxes	186,722	5,198	403,186

Federal income taxes:
Federal income taxes provided by subsidiaries on a separate return basis	28,377	117,133	140,108
Federal income tax expense on a consolidated return basis	(138,389)	(58,644)	(12,560)

Net benefit (expense)	(110,012)	58,489	127,548
Income before undistributed equity in net income (loss) of subsidiaries	76,710	63,687	530,734
Equity in undistributed net income (loss) of subsidiaries	372,577	245,370	(249,593)

Net income	$449,287	$309,057	$281,141

See accompanying Report of Independent Registered Public Accounting Firm and note to condensed financial statements.

Statements of Cash Flows (Parent Company)

	Years Ended December 31,
	2010	2009	2008
	(Amounts in thousands)

Cash flows from operating activities:
Net income	$449,287	$309,057	$281,141
Adjustments to reconcile net income to net cash from operating activities:
Net investment (gains) losses	1,891	(20,961)	601
Depreciation and amortization	3,963	2,279	2,488
Equity in undistributed (earnings) losses of subsidiaries	(372,577)	(245,370)	249,593
Tax payments received from subsidiaries	106,284	103,356	273,172
Federal income taxes provided by subsidiaries on a separate return basis	(28,377)	(117,133)	(140,108)
Stock incentive plans	26,318	24,078	23,991
Change in:
Federal income taxes	29,332	62,753	(149,139)
Other assets	16,430	(381)	(877)
Other liabilities	11,467	11,661	(23,310)
Accrued investment income	(2,776)	(137)	3,099
Other, net	—	(603)	691

Net cash from operating activities	241,242	128,599	521,342

Cash from (used in) investing activities:
Proceeds from sales of fixed maturity securities	164,920	29,355	197,621
Proceeds from maturities and prepayments of
fixed maturity securities	85,695	47,133	43,912
Proceeds from sales of equity securities	3	17,897	—
Cost of purchases of fixed maturity securities	(195,646)	(353,944)	(44,589)
Investment in funds	0	5,204	(213)
Investments in and advances to subsidiaries, net	(18,685)	(29,179)	(44,771)
Change in balance due to security broker	(8,500)	14,483	—
Net additions to real estate, furniture & equipment	(1,212)	(224)	(263)
Other, net	—	1	780

Net cash from (used in) investing activities	26,575	(269,274)	152,477

Cash from (used in) financing activities:
Net proceeds from issuance of senior notes	296,636	297,461	—
Net proceeds from stock options exercised	17,730	5,426	14,806
Repayment of senior notes	(150,000)	—	(88,745)
Purchase of common treasury shares	(471,007)	(147,144)	(553,284)
Cash dividends to common stockholders	(49,348)	(28,843)	(46,978)
Other, net	—	—	7

Net cash from (used in) financing activities	(355,989)	126,900	(674,194)

Net decrease in cash and cash equivalents	(88,172)	(13,775)	(375)
Cash and cash equivalents at beginning of year	117,648	131,423	131,798

Cash and cash equivalents at end of year	$29,476	$117,648	$131,423

See accompanying Report of Independent Registered Public Accounting Firm and note to condensed financial statements.

Note to Condensed Financial Statements (Parent Company)

The accompanying condensed financial statements should be read in conjunction with the notes to consolidated financial statements included elsewhere herein. Reclassifications have been made in the 2009 and 2008 financial statements as originally reported to conform them to the presentation of the 2010 financial statements.

The Company files a consolidated federal tax return with the results of its domestic insurance subsidiaries included on a statutory basis. Under present Company policy, federal income taxes payable by subsidiary companies on a separate-return basis are paid to W. R. Berkley Corporation, and the Company pays the tax due on a consolidated return basis.

Supplementary Insurance Information	12 Months Ended
Dec. 31, 2010
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Schedule III

W. R. Berkley Corporation and Subsidiaries

Supplementary Insurance Information
December 31, 2010, 2009 and 2008

					Net
					Investment
					Income and
	Deferrred				Income (Loss)		Amortization of
	Policy	Reserve for			from		Deferred Policy	Other	Net
	Acquisition	Losses and	Unearned	Premiums	Investment	Loss and Loss	Acquisition	Operating Cost	Premiums
	Cost	Loss Expenses	Premiums	Earned	Funds	Expenses	Cost	and Expenses	Written
		(Amounts in thousands)

December 31, 2010
Specialty	$122,440	$3,186,769	$693,358	$1,288,373	$180,063	$750,831	$263,279	$160,811	$1,311,831
Regional	139,289	1,378,936	530,672	1,066,922	82,411	647,986	293,690	93,418	1,044,347
Alternative markets	33,471	2,355,007	261,858	608,191	123,309	410,873	92,364	128,829	582,045
Reinsurance	56,834	1,591,397	203,430	419,356	103,079	220,230	129,508	42,775	401,239
International	53,908	504,440	264,403	452,740	32,794	279,947	138,376	46,037	511,464
Corporate and adjustments	—	—	—	—	8,869	—	—	314,841	—

Total	$405,942	$9,016,549	$1,953,721	$3,835,582	$530,525	$2,309,867	$917,217	$786,711	$3,850,926

December 31, 2009
Specialty	$116,234	$3,210,479	$662,972	$1,354,355	$125,351	$838,894	$297,388	$126,078	$1,260,451
Regional	142,249	1,440,158	554,426	1,116,871	57,530	686,093	289,973	94,982	1,081,100
Alternative markets	34,443	2,221,488	287,031	597,932	83,719	378,961	89,432	137,415	589,637
Reinsurance	60,219	1,787,006	225,209	411,511	75,505	238,075	127,446	35,137	423,425
International	38,215	412,540	198,790	325,180	26,767	194,684	98,915	35,629	375,482
Corporate and adjustments	—	—	—	—	10,136	—	—	291,857	—

Total	$391,360	$9,071,671	$1,928,428	$3,805,849	$379,008	$2,336,707	$903,154	$721,098	$3,730,095

December 31, 2008
Specialty	$136,845	$3,177,194	$731,409	$1,618,915	$188,120	$972,729	$343,354	$119,301	$1,453,778
Regional	144,126	1,443,136	592,153	1,237,258	80,538	809,525	313,483	86,068	1,211,096
Alternative markets	35,281	2,140,839	305,177	626,858	105,674	393,004	90,475	146,264	622,185
Reinsurance	52,663	1,924,315	210,388	519,717	116,046	336,478	150,895	30,444	435,108
International	25,892	314,112	127,023	286,832	35,184	176,925	100,332	(8,186)	311,732
Corporate and adjustments	—	—	—	—	7,918	—	—	102,735	—

Total	$394,807	$8,999,596	$1,966,150	$4,289,580	$533,480	$2,688,661	$998,539	$476,626	$4,033,899

See accompanying Report of Independent Registered Public Accounting Firm.

Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2010
Schedule IV Reinsurance [Abstract]
Schedule IV Reinsurance

Schedule IV

W. R. Berkley Corporation and Subsidiaries

Reinsurance
Years ended December 31, 2010, 2009 and 2008

					Percentage
		Ceded	Assumed		of Amount
	Direct	to Other	from Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
	(Amounts in thousands)

Year ended December 31, 2010:
Specialty	$1,492,589	$214,025	$33,267	$1,311,831	2.5%
Regional	1,155,970	115,789	4,166	1,044,347	0.4%
Alternative markets	619,832	120,672	82,885	582,045	14.2%
Reinsurance	3,803	24,058	421,494	401,239	105.0%
International	516,057	90,607	86,014	511,464	16.8%

Total	$3,788,251	$565,151	$627,826	$3,850,926	16.3%

Year ended December 31, 2009:
Specialty	$1,443,728	$203,754	$20,477	$1,260,451	1.6%
Regional	1,217,365	148,686	12,421	1,081,100	1.1%
Alternative markets	567,767	75,112	96,982	589,637	16.4%
Reinsurance	8,638	32,543	447,330	423,425	105.6%
International	362,338	63,249	76,393	375,482	20.3%

Total	$3,599,836	$523,344	$653,603	$3,730,095	17.5%

Year ended December 31, 2008:
Specialty	$1,577,196	$136,557	$13,139	$1,453,778	0.9%
Regional	1,370,381	174,695	15,410	1,211,096	1.3%
Alternative markets	604,970	93,794	111,009	622,185	17.8%
Reinsurance	4,965	23,560	453,703	435,108	104.3%
International	340,976	57,621	28,377	311,732	9.1%

Total	$3,898,488	$486,227	$621,638	$4,033,899	15.4%

See accompanying Report of Independent Registered Public Accounting Firm.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Schedule V

W. R. Berkley Corporation and Subsidiaries

Valuation and Qualifying Accounts
Years ended December 31, 2010, 2009 and 2008

		Additions-	Deduction-
	Opening	Charged to	Amounts	Ending
	Balance	Expense	Written Off	Balance
	(Amounts in thousands)

Year ended December 31, 2010:
Premiums and fees receivable	$19,733	$5,013	$(5,263)	$19,483
Due from reinsurers	4,430	—	(1,332)	3,098
Deferred federal and foreign income taxes	2,226	102	—	2,328
Loan loss reserves	13,847	6,235	(140)	19,942

Total	$40,236	$11,350	$(6,735)	$44,851

Year ended December 31, 2009:
Premiums and fees receivable	$18,423	$9,593	$(8,283)	$19,733
Due from reinsurers	4,895	—	(465)	4,430
Deferred federal and foreign income taxes	3,113	—	(887)	2,226
Loan loss reserves	735	13,112	—	13,847

Total	$27,166	$22,705	$(9,635)	$40,236

Year ended December 31, 2008:
Premiums and fees receivable	$18,252	$8,483	$(8,312)	$18,423
Due from reinsurers	2,859	2,036	—	4,895
Deferred federal and foreign income taxes	2,018	1,095	—	3,113
Loan loss reserves	671	64	—	735

Total	$23,800	$11,678	$(8,312)	$27,166

See accompanying Report of Independent Registered Public Accounting Firm.

Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2010
Supplemental Information Concerning Property-Casualty Insurance Operations [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations

Schedule VI

W. R. Berkley Corporation and Subsidiaries

Supplementary Information Concerning Property-Casualty Insurance Operations
Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
	(Amounts in thousands)

Deferred policy acquisition costs	$405,942	$391,360	$394,807
Reserves for losses and loss expenses	9,016,549	9,071,671	8,999,596
Unearned premium	1,953,721	1,928,428	1,966,150
Premiums earned	3,835,582	3,805,849	4,289,580
Net investment income	538,698	552,561	537,033
Losses and loss expenses incurred:
Current year	2,509,933	2,518,849	2,829,830
Prior years	(253,248)	(234,008)	(195,710)
Decrease in discount for prior years	53,182	51,866	54,494
Amortization of deferred policy acquisition costs	917,217	903,154	998,539
Paid losses and loss expenses	2,453,077	2,333,631	2,303,056
Net premiums written	3,850,926	3,730,095	4,033,899

See accompanying Report of Independent Registered Public Accounting Firm.